Asset management income (Tables)	12 Months Ended
Dec. 31, 2021
Asset management income.
Schedule of asset management income

($ in thousands)	2021	2020	2019
Management fee income	8,667	8,706	15,160
Performance fee income	5,729	6,400	-
Total asset management income	14,396	15,106	15,160